Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 87,745	£ 113,108
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	85,942
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,490
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	313
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,078	9,250
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,010	32,249
Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,200	4,355
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,064	21,439
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,746	6,455
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,341	56,349
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,335	5,976
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,166	44,495
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,835	4,379
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	858	1,025
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		262
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,394	24,510
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,908	12,630
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,743	8,606
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,743	3,274
Internal grade 9 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,803	52,529
Internal grade 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,803
Internal grade 9 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,241	3,212
Internal grade 9 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	590
Internal grade 9 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12	260
Internal grade 9 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	836	2,362
Internal grade 9 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,882	48,818
Internal grade 9 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,377	1,841
Internal grade 9 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,074	44,477
Internal grade 9 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,431	2,487
Internal grade 9 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		13
Internal grade 9 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	680	499
Internal grade 9 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	680	499
Internal grade 8 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,387	15,830
Internal grade 8 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,387
Internal grade 8 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,349	7,763
Internal grade 8 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,807	3,321
Internal grade 8 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,187	2,979
Internal grade 8 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,355	1,463
Internal grade 8 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,139	5,467
Internal grade 8 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,839	3,641
Internal grade 8 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	91	18
Internal grade 8 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,062	1,560
Internal grade 8 [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Internal grade 8 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		36
Internal grade 8 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,899	2,600
Internal grade 8 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,899	2,600
Internal grade 7 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,612	12,626
Internal grade 7 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,612
Internal grade 7 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,014	11,329
Internal grade 7 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		444
Internal grade 7 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,535	8,391
Internal grade 7 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,479	2,494
Internal grade 7 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	394	867
Internal grade 7 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	451
Internal grade 7 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	318	300
Internal grade 7 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Internal grade 7 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		115
Internal grade 7 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	204	430
Internal grade 7 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	66	259
Internal grade 7 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	138	171
Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,755	11,995
Internal grade 6 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,682
Internal grade 6 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	73
Internal grade 6 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,437	8,912
Internal grade 6 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,361	8,879
Internal grade 6 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	33
Internal grade 6 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	271	505
Internal grade 6 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	43
Internal grade 6 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1
Internal grade 6 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24	32
Internal grade 6 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	203	359
Internal grade 6 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		71
Internal grade 6 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,047	2,578
Internal grade 6 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,745	2,183
Internal grade 6 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	302	395
Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,236	12,330
Internal grade 5 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,788
Internal grade 5 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	448
Internal grade 5 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	888	676
Internal grade 5 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	888	573
Internal grade 5 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		103
Internal grade 5 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35	117
Internal grade 5 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35	104
Internal grade 5 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		13
Internal grade 5 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,313	11,537
Internal grade 5 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,749	5,402
Internal grade 5 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,564	6,135
Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,414	5,722
Internal grade 4 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,772
Internal grade 4 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	635
Internal grade 4 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7
Internal grade 4 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Internal grade 4 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Internal grade 4 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	137	132
Internal grade 4 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	137	124
Internal grade 4 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		8
Internal grade 4 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,274	5,588
Internal grade 4 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,426	3,574
Internal grade 4 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,846	2,014
Internal grade 4 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2
Internal grade 3 to 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,145	1,460
Internal grade 3 to 1 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	521
Internal grade 3 to 1 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	318
Internal grade 3 to 1 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	306
Internal grade 3 to 1 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78	355
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78	355
Internal grade 3 to 1 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	126	43
Internal grade 3 to 1 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	126	37
Internal grade 3 to 1 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		6
Internal grade 3 to 1 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	941	1,062
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	886	998
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31	60
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24	4
Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	616
Other [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	377
Other [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16
Other [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	357	400
Other [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	357	400
Other [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	216
Other [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 36	214
Other [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 2